STOCK-BASED COMPENSATION (Details 3) (Stock options, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock options
Option Shares
Outstanding at the beginning of the period (in shares)	619,572
Granted (in shares)	346,541
Exercised (in shares)	3,194
Forfeited or expired (in shares)	56,059
Outstanding at the end of the period (in shares)	906,860	619,572
Exercisable at the end of the period (in shares)	474,671
Vested or expected to vest at the end of the period (in shares)	879,777
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 22.14
Granted (in dollars per share)	$ 11.40
Exercised (in dollars per share)	$ 10.14
Forfeited or expired (in dollars per share)	$ 17.70
Outstanding at the end of the period (in dollars per share)	$ 18.36	$ 22.14
Exercisable at the end of the period (in dollars per share)	$ 25.14
Vested or expected to vest at the end of the period (in dollars per share)	$ 18.36
Weighted Average Remaining Term
Outstanding at the end of the period weighted average remaining term	6 years 11 months 19 days	6 years 8 months 26 days
Exercisable at the end of the period weighted average remaining term	5 years 4 months 24 days
Vested or expected to vest at the end of the period weighted average remaining term	6 years 11 months 12 days
Aggregate Intrinsic Value
Outstanding at the end of the period intrinsic value (in dollars)	$ 0	$ 162,892
Exercisable at the end of the period intrinsic value (in dollars)	0
Vested or expected to vest at the end of the period intrinsic value (in dollars)	0
Unrecognized compensation cost
Unrecognized compensation cost (in dollars)	2,089,729
Weighted-average period over which unrecognized compensation cost is expected to be recognized	2 years 9 months 4 days
Additional disclosure related to options
Intrinsic value of options exercised (in dollars)	22,106	974
Fair value of shares vested (in dollars)	$ 667,171	$ 764,921	$ 788,461